Share Capital (Details) - Schedule of Share Purchase Warrants - Warrants [member]	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of Share Purchase Warrants [Line Items]
Beginning balance	2,349,429	5,382,423	2,656,753
weighted average exercise price, Beginning	$ 1.69	$ 1.71	$ 1.52
Number of Warrants, Issued (in Shares) | shares	927,778	1,177,444	2,786,723
weighted average exercise price, Issued	$ 0.65	$ 1.83	$ 1.86
Number of Warrants, Expired (in Shares) | shares	(1,895,670)	(4,210,438)
weighted average exercise price, Expired	$ 1.69	$ 1.73
Number of Warrants, Exercised (in Shares) | shares			(61,053)
weighted average exercise price, Exercised			$ 0.8
Ending balance	1,381,537	2,349,429	5,382,423
weighted average exercise price, Ending	$ 1	$ 1.69	$ 1.71